CAPITAL AND RESERVES (Details) - USD ($)	6 Months Ended
	Jun. 30, 2026	Aug. 04, 2026
Class AShares Member
CAPITAL AND RESERVES (Details) [Line Items]
Voting rights per share	one
Class B Shares [Member]
CAPITAL AND RESERVES (Details) [Line Items]
Voting rights per share	twenty
Events After Reporting Period [Member]
CAPITAL AND RESERVES (Details) [Line Items]
Cash consideration		$ 1
Service Value		$ 300,000
Events After Reporting Period [Member] | Class A Ordinary Shares [Member]
CAPITAL AND RESERVES (Details) [Line Items]
Shares issued (in Shares)		304,879
Issue price equal to average closing price		80.00%
Ordinary shares, par value (in Dollars per share)		$ 0.984
Closing market price per share (in Dollars per share)		$ 1.2
Market fair value recieved		$ 365,855